Segments - Schedule of Group’s key financial metrics by segment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segments
External revenues	€ 152,590,315	€ 137,231,335	€ 171,678,894
Total revenues	152,590,315	137,231,335	171,678,894
Gross profit (loss)	23,359,010	10,021,711	21,805,520
Operating income (loss)	(772,342)	(10,973,891)	4,898,011
Depreciation and amortization	7,043,590	6,537,028	3,212,450
EBITDA	6,271,248	(4,436,863)	8,110,461
Net (loss)/profit	(3,611,444)	(13,357,637)	3,378,310
Segment assets	149,852,136	81,659,945	80,571,260
Capital expenditure	3,834,387	1,819,240	2,374,230
Segment liabilities	71,946,912	80,577,666	66,348,060
Display Solutions
Segments
Total revenues	127,119,437	113,358,812	150,315,353
Sensor Technologies
Segments
Total revenues	25,470,878	23,872,523	21,363,541
Operating segments
Segments
External revenues	152,590,315	137,231,335	171,678,894
Inter‑segment revenues	3,360,282	2,137,760	277,536
Total revenues	155,950,597	139,369,095	171,956,430
Gross profit (loss)	23,359,010	10,021,711	21,581,062
Operating income (loss)	(772,747)	(10,973,461)	1,817,533
Depreciation and amortization	7,043,590	6,537,028	3,212,450
EBITDA	6,270,843	(4,436,433)	5,029,983
Net (loss)/profit	(3,611,444)	(13,358,331)	298,358
Segment assets	158,250,853	88,512,864	85,568,748
Capital expenditure	3,834,387	1,819,240	2,374,230
Segment liabilities	79,059,273	86,144,229	70,146,485
Operating segments | Display Solutions
Segments
External revenues	127,119,437	113,358,812	150,315,353
Inter‑segment revenues			277,536
Total revenues	127,119,437	113,358,812	150,592,889
Gross profit (loss)	18,426,003	11,975,923	20,457,591
Operating income (loss)	(1,252,144)	(4,641,040)	4,230,694
Depreciation and amortization	2,523,655	2,055,365	757,394
EBITDA	1,271,511	(2,585,675)	4,988,088
Net (loss)/profit	(3,627,399)	(8,790,628)	1,957,857
Segment assets	137,944,207	66,327,315	61,958,634
Capital expenditure	3,272,517	1,595,428	1,580,313
Segment liabilities	59,543,782	64,763,418	51,727,139
Operating segments | Sensor Technologies
Segments
External revenues	25,470,878	23,872,523	21,363,541
Inter‑segment revenues	3,360,282	2,137,760
Total revenues	28,831,160	26,010,283	21,363,541
Gross profit (loss)	4,933,008	(1,954,212)	1,123,471
Operating income (loss)	479,397	(6,332,421)	(2,413,161)
Depreciation and amortization	4,519,935	4,481,663	2,455,056
EBITDA	4,999,332	(1,850,758)	41,895
Net (loss)/profit	15,956	(4,567,009)	(1,659,499)
Segment assets	20,306,646	22,185,549	23,610,114
Capital expenditure	561,870	223,812	793,917
Segment liabilities	19,515,491	21,380,811	18,419,346
Consolidation Adjustments
Segments
Inter‑segment revenues	(3,360,282)	(2,137,760)	(277,536)
Total revenues	(3,360,282)	(2,137,760)	(277,536)
Gross profit (loss)			224,458
Operating income (loss)	405	(430)	3,080,478
EBITDA	405	(430)	3,080,478
Net (loss)/profit		(694)	3,079,952
Segment assets	(8,398,717)	(6,852,919)	(4,997,488)
Segment liabilities	€ (7,112,360)	€ (5,566,563)	€ (3,798,425)